Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Debt
Debt

(in millions)	June 30, 2015	December 31, 2014
5.9% Senior Notes, due 2017 [1]	$400	$400
4.0% Senior Notes, due 2025 [2]	695	—
6.55% Senior Notes, due 2037 [3]	399	399
Long-term debt	$1,494	$799

1	Interest payments are due semiannually on April 15 and October 15, and, as of June 30, 2015, the unamortized debt discount is less than $1 million.

2	Interest payments are due semiannually on June 15 and December 15, and, as of June 30, 2015, the unamortized debt discount is approximately $5 million.

3	Interest payments are due semiannually on May 15 and November 15, and, as of June 30, 2015, the unamortized debt discount is approximately $1 million.

The fair value of our long-term debt borrowings was $1.6 billion and 0.9 billion as of June 30, 2015 and December 31, 2014, respectively, and was estimated based on quoted market prices.

On May 26, 2015, we issued $700 million of 4.0% senior notes due in 2025 and used a portion of the net proceeds for the repayment of short-term debt, including commercial paper. The 4.0% senior notes will mature on June 15, 2025 and are fully and unconditionally guaranteed by our wholly-owned subsidiary, Standard & Poor's Financial Services LLC.

On June 30, 2015, we entered into a revolving $1.2 billion five-year credit agreement (our “credit facility”) that will terminate on June 30, 2020. This credit facility replaced our $1.0 billion four-year credit facility that was scheduled to terminate on June 19, 2017. The previous credit facility was canceled immediately after the new credit facility became effective. There were no outstanding borrowings under the previous credit facility when it was replaced.

We have the ability to borrow $1.2 billion under our credit facility, which supports our $1.0 billion commercial paper program. As of June 30, 2015 and December 31, 2014, we had no commercial paper outstanding or borrowings outstanding under our credit facility. In connection with the payment of legal and regulatory settlements recorded in 2014 and paid largely in 2015, we utilized our commercial paper program and borrowed from our credit facility during the six months ended June 30, 2015.

We pay a commitment fee of 10 to 20 basis points for our credit facility, depending on our indebtedness to cash flow ratio, whether or not amounts have been borrowed and currently pay a commitment fee of 20 basis points. The interest rate on borrowings under our credit facility is, at our option, calculated using rates that are primarily based on either the prevailing London Inter-Bank Offer Rate, the prime rate determined by the administrative agent or the Federal Funds Rate. For certain borrowings under this credit facility, there is also a spread based on our indebtedness to cash flow ratio added to the applicable rate.

Our credit facility contains certain covenants. The only financial covenant requires that our indebtedness to cash flow ratio, as defined in our credit facility, is not greater than 4 to 1, and this covenant level has never been exceeded.

Debt

A summary of short-term and long-term debt outstanding is as follows:

(in millions)	December 31,
	2014	2013
5.9% Senior Notes, due 2017 [1]	$400	$400
6.55% Senior Notes, due 2037 [2]	399	399
Commercial paper	—	—
Total debt	799	799
Less: short-term debt including current maturities	—	—
Long-term debt	$799	$799

[1]	Interest payments are due semiannually on April 15 and October 15, and as of December 31, 2014, the unamortized debt discount is less than $1 million.

[2]	Interest payments are due semiannually on May 15 and November 15, and as of December 31, 2014, the unamortized debt discount is approximately $1 million.

Annual long-term debt maturities are scheduled as follows based on book values as of December 31, 2014: no amounts due from 2015 – 2016, approximately $400 million due in 2017 and approximately $399 million due thereafter.

Currently, we have the ability to borrow a total of $1.0 billion through our commercial paper program, which is supported by our $1.0 billion four-year credit agreement (our "credit facility") that we entered into in June 2013 and will terminate on June 19, 2017. As of December 31, 2014 and 2013, we had no outstanding commercial paper.

We pay a commitment fee of 20 to 45 basis points for our credit facility, depending on our indebtedness to cash flow ratio, whether or not amounts have been borrowed and currently pay a commitment fee of 20 basis points. The interest rate on borrowings under our credit facility is, at our option, calculated using rates that are primarily based on either the prevailing London Inter-Bank Offer Rate, the prime rate determined by the administrative agent or the Federal Funds Rate. For certain borrowings under this credit facility there is also a spread based on our indebtedness to cash flow ratio added to the applicable rate.

Our credit facility contains certain covenants. The only financial covenant requires that our indebtedness to cash flow ratio, as defined in our credit facility, is not greater than 3.25 to 1, and this covenant has never been exceeded.